CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS
Net sales	$ 2,274,018	$ 1,898,485
Operating costs and expenses:
Cost of product sold (exclusive of depreciation and amortization)	1,805,774	1,630,665
Direct operating expenses (exclusive of depreciation and amortization)	86,046	92,703
Selling, general and administrative expenses (exclusive of depreciation and amortization)	18,647	20,214
Depreciation and amortization	27,951	26,259
Total operating costs and expenses	1,938,418	1,769,841
Operating income	335,600	128,644
Other income (expense):
Interest expense and other financing costs	(14,157)	(18,836)
Interest income	83	1
Realized loss on derivatives, net	(52,515)	(19,086)
Unrealized gain (loss) on derivatives, net	32,489	(128,167)
Loss on extinguishment of debt	(26,127)
Other income, net	67	80
Total other income (expense)	(60,160)	(166,008)
Income (loss) before income tax expense	275,440	(37,364)
Income tax expense	51
Net income (loss)	275,389	(37,364)
Net income subsequent to initial public offering (January 23, 2013 through March 31, 2013)	$ 197,528
Net income per common unit-basic (in dollars per share)	$ 1.34
Net income per common unit-diluted (in dollars per share)	$ 1.34
Weighted-average common units outstanding:
Basic (in shares)	147,600,000
Diluted (in shares)	147,600,000